Note 15 - Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Year ended December 31,
(Dollars in thousands, except per share data)	2020	2019	2018
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,623,237	4,610,469	4,368,289

Net dilutive effect of :
Options and warrants	10,148	16,018	423,818
Restricted stock awards	14,263	12,443	10,868
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,647,648	4,638,930	4,802,975

Net income available to common shareholders	$10,302	7,793	8,236
Basic earnings per common share	$2.23	1.69	1.89
Diluted earnings per common share	$2.22	1.68	1.71